Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 168,249			$ 687,581
Prepaid expenses and other current assets	317,250			286,687
Total current assets	554,090			1,042,859
Total assets	125,792,874			126,237,285
Current liabilities:
Accounts payable	81,513			583,331
Total current liabilities	3,702,831			583,331
Total liabilities	8,077,831			4,958,331
Commitments and contingencies (Note 8)
Mezzanine equity:
Total mezzanine equity	125,190,736			125,000,000
Stockholders' equity:
Common stock, $0.0001 par value, 43,763,126 shares authorized, 6,297,398 and 5,629,095 outstanding at December 31, 2021 and 2020, respectively	318			318
Accumulated deficit	(7,476,011)			(3,721,364)
Total stockholders' deficit	(7,475,693)	$ (5,892,993)		(3,721,046)	$ 9,128	$ 13,367	$ 0
Total liabilities, mezzanine equity and stockholders' deficit	125,792,874			126,237,285
Wag Labs, Inc.
Current assets:
Cash and cash equivalents	2,438,000			2,628,000				$ 3,049,000
Short-term investments available for sale	6,962,000			2,771,000				16,358,000
Accounts receivable, net	4,492,000			2,638,000				160,000
Prepaid expenses and other current assets	3,102,000			3,043,000				2,368,000
Deferred offering costs	3,099,000			930,000
Total current assets	20,093,000			12,010,000				21,935,000
Property and equipment, net	55,000			90,000				280,000
Intangible assets, net	2,641,000			2,888,000				40,000
Goodwill	1,427,000			1,427,000
Other assets	81,000			47,000				919,000
Total assets	24,642,000			16,462,000				23,174,000
Current liabilities:
Accounts payable	3,359,000			2,299,000				1,000,000
Accrued expenses and other current liabilities	4,065,000			4,601,000				5,015,000
Gift card and subscription liabilities	2,108,000			1,888,000				1,800,000
Deferred purchase consideration - current portion	750,000			750,000
Loan - current portion	444,000			442,000				149,000
Total current liabilities	11,069,000			9,980,000				7,964,000
Loan - non-current portion	978,000			1,200,000				4,989,000
Deferred purchase consideration - non-current portion	813,000			1,130,000				148,000
Total liabilities	12,911,000			12,310,000				13,101,000
Commitments and contingencies (Note 8)
Mezzanine equity:
Total mezzanine equity	121,190,000	121,190,000		110,265,000	110,265,000	110,265,000		110,265,000	$ 110,265,000
Stockholders' equity:
Common stock, $0.0001 par value, 43,763,126 shares authorized, 6,297,398 and 5,629,095 outstanding at December 31, 2021 and 2020, respectively	1,000			1,000				1,000
Additional paid-in capital	3,830,000			3,736,000				3,345,000
Accumulated deficit	(113,290,000)		$ 100,000	(109,850,000)				(103,539,000)
Accumulated other comprehensive loss								1,000
Total stockholders' deficit	(109,459,000)	$ (108,409,000)		(106,113,000)	$ (105,211,000)	$ (102,838,000)		(100,192,000)	$ (81,637,000)
Total liabilities, mezzanine equity and stockholders' deficit	24,642,000			16,462,000				23,174,000
Wag Labs, Inc. | Series Seed redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	19,382,000			19,382,000				19,382,000
Wag Labs, Inc. | Series A redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	25,969,000			25,969,000				25,969,000
Wag Labs, Inc. | Series B redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	32,057,000			32,057,000				32,057,000
Wag Labs, Inc. | Series C redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	32,857,000			$ 32,857,000				$ 32,857,000
Wag Labs, Inc. | Series P redeemable preferred stock
Mezzanine equity:
Total mezzanine equity	$ 10,925,000